Employment Benefits - Estimated Future Benefit Payments within Ten Years from December 31, 2017 (Detail) ¥ in Millions	Dec. 31, 2017 JPY (¥)
Less than one year [member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments	¥ 242
2019 [member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments	320
2020 [member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments	392
2021 [member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments	468
2022 [member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments	1,000
2023-2027 [member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments	¥ 4,250